Income Taxes (Details) - Schedule of a reconciliation of income tax expense	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of a reconciliation of income tax expense [Abstract]
PRC statutory tax rate	25.00%	25.00%
Permanent difference
For inventory loss	0.10%	0.70%
For deferred offering costs	(2.50%)	(3.80%)
For others	0.80%	(0.30%)
Tax holiday effect	(9.60%)	(7.20%)
Effective tax rate	13.80%	14.40%